Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares		9 Months Ended
	Sep. 06, 2023	Sep. 30, 2023	Sep. 10, 2023	Sep. 08, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value		$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized		15,000,000	300,000,000	15,000,000	15,000,000	15,000,000
Common stock, shares issued		9,732,948			1,680,248
Common stock, shares outstanding		9,732,948			1,680,248	1,590,576
Reverse stock split	Wetouch Technology Inc. (the “Company”) filed a Certificate of Change Pursuant to Nevada Revised Statutes Section 78.209 with the Secretary of State of the State of Nevada to affect a 1-for-20 reverse stock split (the “Reverse Stock Split”). On September 11, 2023, the Financial Industry Regulatory Authority (“FINRA”) notified us that the Reverse Stock Split will become effective on the OTCQB marketplace of OTC Markets on September 12, 2023 (the “Effective Date”). At the opening of business on the Effective Date, the Company’s common stock began trading on a split-adjusted basis. In connection with the Reverse Stock Split, the CUSIP number for the common stock will change to 961881208. The Company’s shares of common stock will continue to trade on the OTCQB marketplace under the symbol “WETHD” for a period of 20 business days, and thereafter, the symbol will return to “WETH”. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company. Fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole number	reverse stock split (1-for-20)